Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Information about our Stock Option Plan

The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2018		2017		2016
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)
Outstanding at beginning of year	7,525,296	72.05	9,805,299	77.41	12,111,153	80.19
Granted	705,398	100.63	723,431	96.90	754,714	77.23
Exercised	1,513,307	58.40	2,233,801	57.80	2,103,391	55.32
Forfeited/cancelled	152,417	86.85	13,243	66.89	104,606	71.76
Expired	469,769	153.40	756,390	195.02	852,571	179.53
Outstanding at end of year	6,095,201	72.19	7,525,296	72.05	9,805,299	77.41
Exercisable at end of year	3,782,481	61.39	4,584,375	67.42	5,605,485	83.34
Available for grant	3,405,239		3,811,157		4,151,676

(1)	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2018, October 31, 2017 and October 31, 2016, respectively.

For foreign currency denominated options exercised or expired during the year, the weighted-average exercise prices are translated using the exchange rates as at the settlement date and expiry date respectively.

Summary of Options Outstanding and Exercisable by Range of Exercise Price

Options outstanding and exercisable at October 31, 2018 by range of exercise price were as follows:

(Canadian $, except as noted)						2018
		Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price (2)	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price (2)
$30.01 to $40.00	13,690	0.1	34.13	13,690	0.1	34.13
$50.01 to $60.00	1,736,930	2.3	55.88	1,736,930	2.3	55.88
$60.01 to $70.00	1,798,219	4.7	64.68	1,798,219	4.7	64.68
$70.01 and over (1)	2,546,362	7.7	88.83	233,642	6.0	78.62

(1)	Certain options were issued as part of the acquisition of M&I.
(2)	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2018.

Summary of Further Information about our Stock Option Plan

The following table summarizes further information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2018	2017	2016
Unrecognized compensation cost for non-vested stock option awards	5	5	4
Weighted-average period over which this cost will be recognized (in years)	2.6	2.7	2.5
Total intrinsic value of stock options exercised	67	90	55
Cash proceeds from stock options exercised	88	129	116
Weighted-average share price for stock options exercised (in dollars)	102.55	98.05	81.41

Summary of Ranges of Values used for each Option Pricing Assumption

October 31, 2018, 2017 and 2016 was $11.30, $11.62 and $7.60, respectively. To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used for each option pricing assumption:

	2018	2017	2016
Expected dividend yield	4.1%	4.3%	5.5%
Expected share price volatility	17.0% – 17.3%	18.4% – 18.8%	19.8% – 20.0%
Risk-free rate of return	2.1%	1.7% – 1.8%	1.3% – 1.4%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0	6.5 – 7.0